SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2021
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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT SEVEN
                   Polaris Platinum O-Series Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
                    Polaris Platinum O-Series Variable Annuity

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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect the Living Benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Minimum Income Base Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Builder Daily Flex Living Benefit effective on or after May 24, 2021. This Rate Sheet Supplement must be used in conjunction with the Prospectus dated May 3, 2021. If you need a copy of the current Rate Sheet Supplement or Prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185790 or 333-178843 if your contract was issued in New York.

THE PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER
MAY 24, 2021.  IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED
AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.
PLEASE NOTE THAT YOUR ANNUAL FEE RATE CAN CHANGE AFTER THE FIRST BENEFIT YEAR SUBJECT TO THE MINIMUM AND MAXIMUM IN EFFECT AT THE TIME OF CONTRACT ISSUE,
AS DESCRIBED IN THE PROSPECTUS.

THE PERCENTAGES LISTED IN THIS RATE SHEET PROSPECTUS SUPPLEMENT CAN BE SUPERSEDED AT ANY TIME. AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185790 OR 333-178843 IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

                      POLARIS INCOME BUILDER DAILY FLEX

                          INITIAL ANNUAL FEE RATE
                      --------------------------------

Calculated as percentage of the Income Base (as defined in the Glossary of Living Benefit Terms in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first
Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rates as described in the prospectus.

INITIAL FEE
----------------------------------------------------------------------------------

-----------------     ------------------------

                      Initial Fee

-----------------     ------------------------
One Covered Person    1.45%
-----------------     ------------------------
Two Covered Persons   1.45%


                       MINIMUM INCOME BASE PERCENTAGE
                      --------------------------------
               The annual Minimum Income Base Percentage is 5%
                 (as a percentage of each Purchase Payment)


                                    Page 1 of 2


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE TABLE
----------------------------------------------------------------------------------

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of
Living Benefit Terms in the prospectus):


-----------------     ------------------------

Number of Covered     Polaris Income Builder
Persons and Age of    Daily Flex
Covered Person(s)
on the Activation
Date(1)
                      ------------------------      ------------------------
                      Maximum                       Protected
                      Annual                        Payment
                      Withdrawal                    Income
                      Percentage                    Percentage
-----------------     ------------------------     ------------------------
One Covered Person         3.25%                           3.25%
(Age 45 - 59)
-----------------     ------------------------     ------------------------
One Covered Person         3.75%                           3.75%
(Age 60 - 64)
-----------------     ------------------------     ------------------------
One Covered Person         5.00%                           5.00%
(Age 65 - 74)
-----------------     ------------------------     ------------------------
One Covered Person         5.25%                           5.25%
(Age 75 and Older)
-----------------     ------------------------     ------------------------
Two Covered Persons        2.75%                           2.75%
(Age 45 - 59)
-----------------     ------------------------     ------------------------
Two Covered Persons        3.25%                           3.25%
(Age 60 - 64)
-----------------     ------------------------     ------------------------
Two Covered Persons        4.50%                           4.50%
(Age 65 - 74)
-----------------     ------------------------     ------------------------
Two Covered Persons        4.75%                           4.75%
(Age 75 and Older)

(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.



Dated:  May 24, 2021

             Please keep this Supplement with your Prospectus

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